Subsequent Events (Additional Information) (Details) - USD ($)										1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 03, 2015	Nov. 19, 2015	Jun. 19, 2015	Apr. 10, 2015	Mar. 18, 2015	Sep. 23, 2013	Sep. 18, 2013	Dec. 18, 2012	Apr. 13, 2012	Apr. 10, 2015	Sep. 30, 2013	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 08, 2013
Subsequent Event [Line Items]
Issuance of common stock, shares							17,500,000		9,751,000				1,400,000.0
Share price (usd per share)							$ 2.00
Proceeds from issuance of shares						$ 5,200,000	$ 35,000,000	$ 24,300,000	$ 14,600,000				$ 2,300,000
Number of shares per unit							1
Exercise price (usd per share)							$ 2.50								$ 2.47
Common stock, shares authorized													200,000,000	125,000,000
Number of shares availabe from warrants							0.35
Proceeds from issuance of shares, net underwriting discounts, commissions and offering expenses								$ 22,500,000	$ 13,500,000		$ 37,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period													2,336,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares					24,358,974
Share price (usd per share)					$ 1.56
Proceeds from issuance of shares					$ 38,000,000
Number of shares per unit					0.50
Exercise price (usd per share)					$ 2.08
Common stock, shares authorized					3,653,846							275,000,000
Number of shares availabe from warrants					1,826,923
Shares issued, overallotment option				3,653,846	1,826,923
Proceeds from issuance of shares, net underwriting discounts, commissions and offering expenses				$ 5,400,000						$ 40,800,000
Increase in shares authorized			75,000,000
2007 Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized			26,500,000
Increase in shares authorized			10,000,000
Commercial Business Segment [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Impairment charge												$ 8,100,000
Asset Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Total consideration received		$ 12,000,000
Upfront proceeds from sale of assets		8,000,000
Potential receivable, based on net sales		$ 4,000,000
Pending Litigation | Galena Biopharma, Inc. Derivative Litigation, Civil Action No. 3:14-cv-00382-SI | Subsequent Event [Member]
Subsequent Event [Line Items]
Loss contingency, damages sought	$ 5,000,000
Insurance settlements receivable	$ 15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	1,200,000
Pending Litigation | Galena Biopharma, Inc. Securities Litigation, Civil Action No. 3:14-cv-00367-SI | Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation settlement, amount	$ 20,000,000
Insurance settlements receivable	16,700,000
Litigation settlement amount to be paid	3,300,000
Cash | Pending Litigation | Galena Biopharma, Inc. Securities Litigation, Civil Action No. 3:14-cv-00367-SI | Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation settlement amount to be paid	2,300,000
Common Stock [Member] | Pending Litigation | Galena Biopharma, Inc. Securities Litigation, Civil Action No. 3:14-cv-00367-SI | Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation settlement amount to be paid	$ 1,000,000